Summary of Significant Accounting Policies (Details) - Schedule of Deferred Tax Assets - PHOENIX BIOTECH ACQUISITION CORP. [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Deferred Tax Assets [Line Items]
General and administration expenses before business combination	$ 607,516	$ 596,692
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Total